Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 1,157
Increases	162
Other	108
Net goodwill as of the end of the period	1,427
Gas, Renewables & Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	556
Increases	16
Other	78
Net goodwill as of the end of the period	650
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	462
Other	29
Net goodwill as of the end of the period	491
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	113
Increases	146
Other	(3)
Net goodwill as of the end of the period	256
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	26
Other	4
Net goodwill as of the end of the period	$ 30